Share-Based Payments (Details 1) (USD $)	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Performance Units [Member]
Summary of the Company's Restricted shares Deferred shares Deferred stock units and performance units
Beginning Balance, Restricted Shares and Deferred Stock Units and Performance Units	99,455
Beginning Balance, Weighted Average Conversion Date Fair Value, in USD per share	$ 76.37
Granted Restricted Shares and Deferred Stock Units and Performance Units	106,666	99,455	125,360
Converted Restricted Shares and Deferred Stock Units and Performance Units	(99,455)
Vested Restricted Shares and Deferred Stock Units and Performance Units	0
Forfeited Restricted Shares and Deferred Stock Units and Performance Units	0
Granted Weighted Average Conversion Date Fair Value, in USD per share	$ 100.54	$ 76.37	$ 77.53
Converted Weighted Average Conversion Date Fair Value, in USD per share	$ 76.37
Vested Weighted Average Conversion Date Fair Value, in USD per share	$ 0.00
Forfeited Weighted Average Conversion Date Fair Value, in USD per Share	$ 0.00
Ending Balance, Restricted Shares and Deferred Stock Units and Performance Units	106,666	99,455
Ending Balance, Weighted Average Conversion Date Fair Value, in USD per share	$ 100.54	$ 76.37
Restricted Shares and Deferred Stock Units [Member]
Summary of the Company's Restricted shares Deferred shares Deferred stock units and performance units
Beginning Balance, Restricted Shares and Deferred Stock Units and Performance Units	990,990
Beginning Balance, Weighted Average Grant Date Fair Value, in USD per share	$ 55.95
Granted Restricted Shares and Deferred Stock Units and Performance Units	109,770	152,180	303,863
Converted Restricted Shares and Deferred Stock Units and Performance Units	99,455
Vested Restricted Shares and Deferred Stock Units and Performance Units	(199,642)
Forfeited Restricted Shares and Deferred Stock Units and Performance Units	(15,359)
Granted Weighted Average Grant Date Fair Value, in USD per share	$ 76.37	$ 78.32	$ 58.32
Converted Weighted Average Grant Date Fair Value, in USD per share	$ 76.37
Vested Weighted Average Grant Date Fair Value, in USD per share	$ 59.01
Forfeited Weighted Average Grant Date Fair Value, in USD per share	$ 57.36
Ending Balance, Restricted Shares and Deferred Stock Units and Performance Units	985,214	990,990
Ending Balance, Weighted Average Grant Date Fair Value, in USD per share	$ 59.64	$ 55.95